Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Central Index Key	0001527972
Amendment Flag	false
Document Creation Date	Dec. 31, 2014
Document Effective Date	Jan. 01, 2015
Prospectus Date	Jan. 01, 2015
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM |
Risk/Return:
Trading Symbol	ETOPX